Other income	12 Months Ended
Dec. 31, 2023
Component of Operating Income [Abstract]
Other income

17. Other income

	2023	2022
	USD	USD
Net realized gain on foreign exchange	1,004	-
Interest income (a)	15,433	7,412
Gain on disposal of property, plant and equipment	-	1,443
Others	1,513	1,683
	17,950	10,538

(a)	Interest income

Interest income primarily consist of interest earned on bank and fixed deposits with financial institution amounting to USD1,055 (2022: USD812) and USD14,378 (2022: USD6,600) respectively. Interest income is recognized as it accrues using the effective interest method